UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, LLC
           -----------------------------------------------------
Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    5/14/2009
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            83
                                         ------------
Form 13F Information Table Value Total:  $149,562,890
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of Amer Adj Pfd (c111511) Com              060505815   176733   26900          Sole             Sole      0    0
Leucadia National              Com              527288104   190592   12800          Sole             Sole      0    0
Merck                          Com              589331107   194365    7266          Sole             Sole      0    0
ConocoPhillips                 Com              20825c104   194938    4978          Sole             Sole      0    0
Wesco Financial                Com              950817106   231288     838          Sole             Sole      0    0
Xilinx                         Com              983919101   231836   12100          Sole             Sole      0    0
Franklin Resources             Com              354613101   246724    4580          Sole             Sole      0    0
Boston Beer Co - Cl A          Com              100557107   259602   12445          Sole             Sole      0    0
Sysco                          Com              871829107   286140   12550          Sole             Sole      0    0
Apache                         Com              037411105   292506    4564          Sole             Sole      0    0
Southern                       Com              842587107   313365   10234          Sole             Sole      0    0
Wal-Mart                       Com              931142103   370170    7105          Sole             Sole      0    0
BP PLC ADR                     Com              055622104   377180    9406          Sole             Sole      0    0
JDS Uniphase                   Com              46612j507   388050  119400          Sole             Sole      0    0
Verizon                        Com              92343v104   447986   14834          Sole             Sole      0    0
Medtronic                      Com              585055106   470635   15970          Sole             Sole      0    0
AT&T                           Com              00206r102   494474   19622          Sole             Sole      0    0
Zenith                         Com              989390109   503899   20900          Sole             Sole      0    0
Abbott Laboratories            Com              002824100   583371   12230          Sole             Sole      0    0
Pfizer                         Com              717081103   590059   43323          Sole             Sole      0    0
Mattel                         Com              577081102   641586   55645          Sole             Sole      0    0
St Jude Medical                Com              790849103   675919   18605          Sole             Sole      0    0
United Technologies            Com              913017109   676849   15748          Sole             Sole      0    0
Key Energy Services            Com              492914106   687127  238586          Sole             Sole      0    0
Wells Fargo                    Com              949746101   696919   48941          Sole             Sole      0    0
Waste Management               Com              94106L109   772864   30190          Sole             Sole      0    0
Joy Global                     Com              481165108   777024   36480          Sole             Sole      0    0
L-1 Identity Solutions         Com              50212A106   782616  153154          Sole             Sole      0    0
Comcast Corp 7% Pfd (c051511)  Com              20030n309   807769   40510          Sole             Sole      0    0
Wells Fargo Cap VII            Com              94979b204   810517   52975          Sole             Sole      0    0
5.85%(050133)(cNow)
Teco Energy                    Com              872375100   849262   76167          Sole             Sole      0    0
Franklin Electric              Com              353514102   876702   39616          Sole             Sole      0    0
EMC                            Com              268648102   919980   80700          Sole             Sole      0    0
Target                         Com              87612e106   929389   27025          Sole             Sole      0    0
Morgan Stanley                 Com              617446448   946435   41565          Sole             Sole      0    0
General Electric               Com              369604103   983915   97321          Sole             Sole      0    0
Diageo PLC-Sponsored ADR       Com              25243q205   999267   22330          Sole             Sole      0    0
JP Morgan Chase                Com              46625h100  1165745   43858          Sole             Sole      0    0
Cyberonics                     Com              23251P102  1308753   98625          Sole             Sole      0    0
Calamos                        Com              12811r104  1322639  274977          Sole             Sole      0    0
Vodafone PLC ADR               Com              92857w209  1420635   81552          Sole             Sole      0    0
Metabolix                      Com              591018809  1421056  208366          Sole             Sole      0    0
Cameron International          Com              13342B105  1455735   66381          Sole             Sole      0    0
Berkshire Hathaway Cl B        Com              084670207  1474860     523          Sole             Sole      0    0
Calpine                        Com              131347304  1526284  224124          Sole             Sole      0    0
Emerson Electric               Com              291011104  1655553   57927          Sole             Sole      0    0
Hershey                        Com              427866108  1671475   48100          Sole             Sole      0    0
BorgWarner                     Com              099724106  1735406   85488          Sole             Sole      0    0
Sequenom                       Com              817337405  1781382  125273          Sole             Sole      0    0
Chevron                        Com              166764100  1834441   27282          Sole             Sole      0    0
Cerner                         Com              156782104  1859271   42285          Sole             Sole      0    0
Tractor Supply                 Com              892356106  1897008   52607          Sole             Sole      0    0
Greenlight Capital             Com              G4095J109  1957123  122550          Sole             Sole      0    0
Pepsico                        Com              713448108  2094257   40681          Sole             Sole      0    0
Itron                          Com              465741106  2139604   45187          Sole             Sole      0    0
Waters                         Com              941848103  2213785   59913          Sole             Sole      0    0
Dow Chemical                   Com              260543103  2296879  272465          Sole             Sole      0    0
Arch Coal                      Com              039380100  2382025  178162          Sole             Sole      0    0
Rogers                         Com              775109200  2459110  107714          Sole             Sole      0    0
Microsoft                      Com              594918104  2496776  135916          Sole             Sole      0    0
Nokia ADR                      Com              654902204  2518596  215818          Sole             Sole      0    0
Applied Materials              Com              038222105  2573474  239393          Sole             Sole      0    0
Symantec                       Com              871503108  2630665  176082          Sole             Sole      0    0
Isis Pharmaceuticals           Com              464330109  2879233  191821          Sole             Sole      0    0
Coca Cola                      Com              191216100  3017870   68666          Sole             Sole      0    0
HCC Insurance                  Com              404132102  3064917  121672          Sole             Sole      0    0
Goldman Sachs                  Com              38141g104  3106173   29298          Sole             Sole      0    0
Sempra Energy                  Com              816851109  3197958   69160          Sole             Sole      0    0
3M                             Com              88579Y101  3421332   68812          Sole             Sole      0    0
Exxon Mobil                    Com              30231g102  3436621   50464          Sole             Sole      0    0
Halliburton                    Com              406216101  3779027  244281          Sole             Sole      0    0
Google Cl A                    Com              38259p508  3780279   10861          Sole             Sole      0    0
Schlumberger                   Com              806857108  3812836   93866          Sole             Sole      0    0
Procter & Gamble               Com              742718109  3907528   82980          Sole             Sole      0    0
Bank of America                Com              060505104  3930754  576357          Sole             Sole      0    0
Qualcomm                       Com              747525103  4042904  103904          Sole             Sole      0    0
Marathon Oil                   Com              565849106  4280196  162807          Sole             Sole      0    0
Life Technologies              Com              53217v109  4707846  144946          Sole             Sole      0    0
Cisco                          Com              17275R102  4720587  281490          Sole             Sole      0    0
CVS                            Com              126650100  4927390  179243          Sole             Sole      0    0
Bruker                         Com              116794108  5004279  812383          Sole             Sole      0    0
Johnson & Johnson              Com              478160104  5198287   98827          Sole             Sole      0    0
Novartis AG ADR                Com              66987v109  5376248  142116          Sole             Sole      0    0